Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Macroeconomic Variables impacted in Determining ECLs) (Details)	9 Months Ended
Jul. 31, 2024
Base Forecast [Member] | Average Q3 2024 - Q2 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.11%
U.S. 10-year BBB spread	1.75%
Exchange rate (U.S. dollar/Canadian dollar)	0.72
Base Forecast [Member] | Average Q3 2024 - Q2 2025 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.60%
Real GDP	1.40%
Home prices	3.50%
Central bank policy interest rate	3.94%
Base Forecast [Member] | Average Q3 2024 - Q2 2025 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.00%
Real GDP	1.90%
Home prices	1.60%
Central bank policy interest rate	5.06%
Base Forecast [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.47%
U.S. 10-year BBB spread	1.80%
Exchange rate (U.S. dollar/Canadian dollar)	0.75
Base Forecast [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.00%
Real GDP	1.90%
Home prices	3.30%
Central bank policy interest rate	2.34%
Base Forecast [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.00%
Real GDP	2.10%
Home prices	3.00%
Central bank policy interest rate	3.09%
Upside Scenario [Member] | Average Q3 2024 - Q2 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.66%
U.S. 10-year BBB spread	1.54%
Exchange rate (U.S. dollar/Canadian dollar)	0.74
Upside Scenario [Member] | Average Q3 2024 - Q2 2025 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.70%
Real GDP	1.90%
Home prices	5.40%
Central bank policy interest rate	4.69%
Upside Scenario [Member] | Average Q3 2024 - Q2 2025 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.50%
Real GDP	2.60%
Home prices	5.30%
Central bank policy interest rate	5.44%
Upside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.82%
U.S. 10-year BBB spread	1.75%
Exchange rate (U.S. dollar/Canadian dollar)	0.76
Upside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.60%
Real GDP	2.10%
Home prices	3.70%
Central bank policy interest rate	2.70%
Upside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.70%
Real GDP	2.40%
Home prices	3.80%
Central bank policy interest rate	3.50%
Downside Scenario [Member] | Average Q3 2024 - Q2 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.86%
U.S. 10-year BBB spread	2.40%
Exchange rate (U.S. dollar/Canadian dollar)	0.70
Downside Scenario [Member] | Average Q3 2024 - Q2 2025 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.60%
Real GDP	(0.50%)
Home prices	(8.00%)
Central bank policy interest rate	2.69%
Downside Scenario [Member] | Average Q3 2024 - Q2 2025 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.20%
Real GDP	(0.40%)
Home prices	(9.20%)
Central bank policy interest rate	3.38%
Downside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.41%
U.S. 10-year BBB spread	2.09%
Exchange rate (U.S. dollar/Canadian dollar)	0.71
Downside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.30%
Real GDP	2.20%
Home prices	3.60%
Central bank policy interest rate	1.86%
Downside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.40%
Real GDP	2.40%
Home prices	4.30%
Central bank policy interest rate	2.48%